                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue
                                        New York, NY  10010
                                        Bus: 212-576-7558
                                        Fax: 212-447-0569
                                        E-mail: charles_a_whites@newyorklife.com
                                        www.newyorklife.com

                                        CHARLES A. WHITES, JR.
                                        ASSISTANT GENERAL COUNSEL

September 9, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: New York Life Insurance and Annuity Corporation
    Variable Universal Life Separate Account I
    File No. 811-07798

Commissioners:

The Semi-Annual Reports dated June 30, 2009 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New York Life Insurance and Annuity Corporation Variable Annuity Separate Account I of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of MainStay VP Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Semi-Annual Reports for certain series of Calvert Variable Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000708950, File No. 811-03591.

The Semi-Annual Reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File Nos. 811-08673.

The Semi-Annual Reports for certain portfolios of DWS Investments VIT Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006373, File No. 811-07507.

The Semi-Annual Reports for certain portfolios of DWS Variable Series I are incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.

The Semi-Annual Reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Funds II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511

Securities and Exchange Commission
September 9, 2009
Page 2

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Funds III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Funds IV are incorporated by reference as filed on Form N-CSRS, CIK No. 0000720318, File No. 811-03759.

The Semi-Annual Reports for certain portfolios of Fidelity(R) Variable Insurance Products Funds V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-Annual Reports for certain portfolios of Janus Aspen Series incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain series of MFS (R) Variable Insurance Trust are incorporated by reference as filed on Fo9rm N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Reports for certain portfolios of Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

The Semi-Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143.

The Semi-Annual Reports for certain portfolios of Van Eck Worldwide Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

The Semi-Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

                                           Sincerely,


                                           /s/ Charles A. Whites, Jr.
                                           Charles A. Whites, Jr.
                                           Assistant General Counsel